UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            2/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $105,805,872.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
BP                               COMMON         556221074 4,985,420   86,000 X                   NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 4,691,425  114,425 X                   NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,440,505   63,975 X                   NONE        x      0    0
PFIZER                           COMMON         717081103 4,426,973  243,374 X                   NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 4,229,442   25,050 X                   NONE        x      0    0
PEPSICO INC                      COMMON         713448108 4,072,810   66,987 X                   NONE        x      0    0
TEVA                             COMMON         881624209 4,051,983   72,125 X                   NONE        x      0    0
IBM                              COMMON         459200101 3,836,025   29,305 X                   NONE        x      0    0
SYSCO CORP                       COMMON         871829107 3,809,619  136,350 X                   NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,754,273  184,033 X                   NONE        x      0    0
AFLAC INC                        COMMON         1055102   3,689,594   79,775 X                   NONE        x      0    0
XBI                              COMMON         78464A870 3,447,711   64,275 X                   NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,426,219  226,452 X                   NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 3,075,679   64,090 X                   NONE        x      0    0
CISCO                            COMMON         17275R102 2,865,498  119,695 X                   NONE        x      0    0
AT&T                             COMMON         00206R102 2,811,045  100,287 X                   NONE        x      0    0
JOY GLOBAL                       COMMON         481165108 2,805,408   54,400 X                   NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 2,740,476   45,200 X                   NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,712,871   39,784 X                   NONE        x      0    0
DONALDSON                        COMMON         257651109 2,624,718   61,700 X                   NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,427,936   67,200 X                   NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,356,775   77,322 X                   NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,356,394   65,950 X                   NONE        x      0    0
CVS                              COMMON         126650100 2,083,182   64,675 X                   NONE        x      0    0
STRYKER                          COMMON         863667101 2,061,392   40,925 X                   NONE        x      0    0
NUCOR                            COMMON         670346105 2,035,106   43,625 X                   NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,922,660   62,750 X                   NONE        x      0    0
WELLS FARGO                      COMMON         949746101 1,839,881   68,169 X                   NONE        x      0    0
NOKIA                            COMMON         654902204 1,362,665  106,044 X                   NONE        x      0    0
HOME DEPOT                       COMMON         437076102 1,338,736   46,275 X                   NONE        x      0    0
SMITH INT'L                      COMMON         832110100 1,332,689   49,050 X                   NONE        x      0    0
PHILIP MORRIS INT'L              COMMON         718172109 1,255,350   26,050 X                   NONE        x      0    0
ECANA                            COMMON         292505104 1,099,641   33,950 X                   NONE        x      0    0
VAW                              COMMON         92204A801 1,055,279   15,560 X                   NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,014,600   17,800 X                   NONE        x      0    0
UNITED PARCEL                    COMMON         911312106 1,014,015   17,675 X                   NONE        x      0    0
3M                               COMMON         88579Y101   876,302   10,600 X                   NONE        x      0    0
CENOVUS                          COMMON         15135u109   855,540   33,950 X                   NONE        x      0    0
BARCLAYS                         COMMON         06738E204   841,720   47,825 X                   NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100   796,897   19,124 X                   NONE        x      0    0
KIMBERLY CLARK                   COMMON         494368103   739,036   11,600 X                   NONE        x      0    0
PRAXAIR                          COMMON         74005P104   600,317    7,475 X                   NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   550,437   16,348 X                   NONE        x      0    0
ALTRIA                           COMMON         02209s103   521,177   26,550 X                   NONE        x      0    0
MEDTRONIC                        COMMON         585055106   429,905    9,775 X                   NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104   283,404    4,400 X                   NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   257,146   10,184 X                   NONE        x      0    0


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